Segment and geographic information	12 Months Ended
Dec. 31, 2013
Segment and geographic information

18. Segment and geographic information

The Group engages primarily in direct sales, including TV direct sales, outbound calls, Internet sales, catalogs sales and direct sales through print media and radio, and distribution sales through its nationwide distribution network in the PRC.

The Group’s chief operating decision maker has been identified as the chairman of the Board of Directors and the CEO. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision makers for making decisions, allocating resources and assessing performance. Based on this assessment, the Group has determined that it has two operating and reportable segments, which are direct sales, net and distribution sales, net.

The Group’s chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not practical to show profit or loss by reportable segments. Also, the Group’s chief decision maker does not assign assets to these segments.

The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2011	2012	2013
Electronic learning products	$62,539,448	$41,345,071	$40,902,630
Fitness products	12,064,447	62,629,956	38,427,278
Collectible products	33,193,655	20,427,475	29,642,629
Kitchen and household	1,352,074	2,842,536	27,008,095
Mobile phones	165,957,852	64,712,559	25,923,877
Health products	13,347,757	10,691,723	10,098,466
Cosmetics products	24,857,370	7,089,145	2,311,099
Consumer electronics products	24,248,963	8,489,927	807,764
Auto products	1,188,928	452,282	323,920
Other products	24,248,164	24,599,540	9,704,266

Total gross revenues	$362,998,658	$243,280,214	$185,150,024
Less: sales taxes	(940,745)	(706,540)	(439,144)

Total revenues, net	$362,057,913	$242,573,674	$184,710,880

The gross profit by segments is as follows:

Year ended December 31, 2011	Direct sales	Distribution sales	Total
Revenue, net	$291,524,509	$70,533,404	$362,057,913
Cost of revenue	160,359,667	45,584,141	205,943,808

Gross profit	$131,164,842	$24,949,263	$156,114,105

Year ended December 31, 2012	Direct sales	Distribution sales	Total
Revenue, net	$193,614,500	$48,959,174	$242,573,674
Cost of revenue	96,471,502	35,475,084	131,946,586

Gross profit	$97,142,998	$13,484,090	$110,627,088

Year ended December 31, 2013	Direct sales	Distribution sales	Total
Revenue, net	$136,416,423	$48,294,457	$184,710,880
Cost of revenue	57,445,266	35,046,146	92,491,412

Gross profit	$78,971,157	$13,248,311	$92,219,468

Geographic information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

In 2011, 2012 and 2013, no customer accounted for 10% or more of the Group’s net revenues.